BORROWING COSTS (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment capitalized interest cost rate	4.91%	5.11%
Amount of the capitalized interest cost, property, plant and equipment	$ 5,603	$ 2,177